DEBT 2 (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Nov. 04, 1996
Debt Disclosure [Abstract]
Debt jointly guaranteed by company	$ 83,240
Serial First Preferred Mortgage Notes			51,700
Serial Loans allocated			24,900
8.04% First Preferred Mortgage Notes			127,100
8.04% Term Loans allocated			63,550
8.04% First Preferred Mortgage Note Percentage	8.04%
Sinking fund redemption price	100.00%	100.00%
Additional principal payment in 2019	$ 10,995